April 30, 2025
Summary Prospectus
Hartford Ultrashort Bond HLS Fund
Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the section entitled “Further Information on the Funds - Purchase and Redemption of Fund Shares” in the Fund’s statutory prospectus.
Class IA	Class IB
HUBAX	HUBBX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at http://www.hartfordfunds.com/prospectuses.html#hls. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund’s prospectus and statement of additional information dated April 30, 2025, each as may be amended, supplemented or restated, are incorporated by reference into this summary prospectus. The Fund’s statement of additional information may be obtained, free of charge, in the same manner as the Fund’s prospectus. This summary prospectus should be read together with your variable contract prospectus (or other disclosure document) or plan documents.
INVESTMENT OBJECTIVE. The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.
YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Classes	IA	IB
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.45%	0.70%
Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
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You invest $10,000
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Your investment has a 5% return each year
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The Fund’s operating expenses remain the same
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You reinvest all dividends and distributions
Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
IA	$46	$144	$252	$567
IB	$72	$224	$390	$871
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by investing in securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive giving consideration to both yield and total return. Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. The Fund normally invests in “investment grade” securities.
Fixed income securities in which the Fund may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.
The Fund normally will maintain a dollar weighted average duration of less than 1.5 years. The Fund will generally invest in securities that have an effective duration of less than 5 years at the time of purchase. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, including interest rate swaps and futures contracts that may be used to manage the Fund’s interest rate risk. The Fund may also use repurchase agreements to achieve its investment objective. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Market Risk –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Interest Rate Risk –  The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.
Credit Risk –  Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.
Mortgage-Related and Asset-Backed Securities Risk –  Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Call Risk –  Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Active Investment Management Risk –  The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.
Liquidity Risk –  The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.
Restricted Securities Risk –  Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.
Zero Coupon Securities Risk –  Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued and traded at a discount to their face value. The discount varies as the securities approach their maturity date (or the date on which interest payments are scheduled to begin). While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than comparable securities that pay interest currently. Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.
Repurchase Agreements Risk –  The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.
U.S. Government Securities Risk –  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.
Large Shareholder Transaction Risk –  The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.
The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
PAST PERFORMANCE. The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:
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Assume reinvestment of all dividends and distributions
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Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:
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Shows how the Fund’s total return has varied from year to year
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Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

During the periods shown in the chart above:	Returns	Quarter Ended
Best Quarter Return	1.97%	December 31, 2023
Worst Quarter Return	-0.70%	March 31, 2022
Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two indices. The Bloomberg Short Treasury 9-12 Month Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Average annual total returns for periods ending December 31, 2024
Share Classes	1 Year	5 Years	10 Years
Class IA	5.20%	2.26%	1.78%
Class IB	4.91%	2.01%	1.52%
Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes)	5.05%	2.24%	1.76%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.
Portfolio Manager	Title	Involved with Fund Since
Marc K. Piccuirro, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2013
PURCHASE AND SALE OF FUND SHARES. Class IA shares and Class IB shares of the Fund generally may only be purchased or redeemed through variable contracts and qualified pension plans or retirement plans. Class IA shares and Class IB shares of the Fund are closed to certain qualified pension and retirement plans. For more information, please see the section entitled “Further Information on the Funds - Purchase and Redemption of Fund Shares” in the Fund’s statutory prospectus.
Class IA shares and Class IB shares of the Fund do not have any initial or subsequent investment minimums. Any initial or subsequent investment requirements and redemption procedures are governed by the applicable variable contract or plan through which you invest.
TAX INFORMATION. Under current law, owners of variable contracts and qualified pension or retirement plan participants that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract or pension or retirement plan. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. The Fund and its related companies may make payments to insurance companies (or their affiliates), plan sponsors and other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the financial intermediary and its employees to include the Fund as an investment option or to recommend the Fund over another investment option. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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8 April 30, 2025 HLSSUM-USB_04302025